INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 3 – INTANGIBLE ASSETS

Intangible assets at March 31, 2019 and September 30, 2018:

	March 31, 2019	September 30, 2018
License Rights	$17,712,991	$17,712,991
Patent Costs	100,000	100,000
	17,812,991	17,812,991
Accumulated Amortization and impairment	(10,527,540)	(10,201,073)
Total Intangible Assets	$7,285,451	$7,611,918

During the three and six month periods ended March 31, 2018 the Company recognized $275,857 and $557,976, respectively, in amortization expense on the patents and license rights. During the three and six month periods ended March 31, 2019 the Company recognized $161,440 and $326,467, respectively, in amortization expense on the patents and license rights.

NOTE 4 – INTANGIBLE ASSETS

Intangible assets at September 30, 2018 and 2017 consist of:

	2018	2017
License Rights	$17,712,991	$17,712,991
Patent Costs	100,000	200,000
	17,812,991	17,912,991
Accumulated Amortization and Impairment	(10,201,073)	(3,825,389)
Total Intangible Assets	$7,611,918	$14,087,602

During the years ended September 30, 2018, and 2017, the Company recognized $1,114,349, and $1,120,617, respectively, in amortization expense on the patents and license rights. In addition, an impairment loss on the license rights related to the sustained release technology of $5,313,640 was recorded during the year ended September 30, 2018.

In the year ended September 30, 2018, certain squalamine patents were sold for $508,078, resulting in a gain of $460,383. In addition, the Company is entitled to additional milestone payments up to $1.1 million and a royalty on future product sales, if any.

The estimated future amortization of intangibles for the next five years is as follows:

Years ending September 30,	Amortization Expense
2019	$654,728
2020	656,521
2021	653,855
2022	652,874
2023	652,358
Thereafter	4,341,583
Total	$7,611,918